SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2016
SHARE CAPITAL [Abstract]
Schedule of Stock Option Activity
	Year ended December 31
	2016		2015		2014
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
		$		$		$
Outstanding at Beginning of year	487,432	5.12	137,855	2.64	204,931	2.06
Granted	67,833	2.82	500,530	5.80	36,765	1.86
Exercised	(8,383)	1.53	(65,411)	3.10	(100,441)	0.82
Canceled and forfeited	(130,500)	6.96	(85,542)	6.64	(3,400)	13.00
Outstanding at end of year	416,432	4.24	487,432	5.12	137,855	2.64
Exercisable at end of year	186,253	4.14	95,709	4.81	44,618	5.90

Schedule of Stock-Based Compensation Charge

	Year ended December 31,
	2016	2015	2014
	$	$	$

Cost of revenues	266	264	-
Research and development expenses	207	311	35
Selling and marketing expenses	292	249	-
General and administrative expenses	159	705	138

	924	1,529	173

Schedule of Options Outstanding and Exercisable
Range of exercise price	Options outstanding as of December 31, 2016	Weighted average remaining contractual life (years)	Weighted average exercise price	Aggregate intrinsic value	Options exercisable as of December 31, 2016	Weighted average exercise price	Aggregate intrinsic value
$			$	$		$	$
0.00-0.85	97,512	5.61	0.68	264,017	68,098	0.68	184,555
3.00-5.00	251,148	2.42	4.10	32,160	87,383	4.34	6,720
7.00-10.00	60,500	3.13	8.72	-	23,500	8.67	-
18.75-22.00	7,272	0.33	19.43	-	7,272	19.43	-
	416,432	3.23	4.24	296,177	186,253	4.14	191,275

Schedule of Nonvested Option Activity
	Options	Weighted– average grant-date fair value

Non-vested at January 1, 2016	384,473	7.04
Granted	67,883	27.80
Vested	(38,295)	21.26
Forfeited and canceled	(8,000)	7.78
Non-vested at December 31, 2016	406,061	0.66

Schedule of Warrant Activity
	Year ended December 31,
	2016		2015		2014
	Number of warrants (*)	Weighted average exercise price	Number of warrants	Weighted average exercise price	Number of warrants	Weighted average exercise price
	-		$-		$-	$
Outstanding at beginning of year	4,000	20.00	4,000	20.00	4,000	20.00
Granted			48,055	0.38	-	-
Exercised			(48,055)	0.38	-	-
Canceled and forfeited	(4,000)	20.00	-	-	-	-
Outstanding at end of year	-	-	4,000	20.00	4,000	20.00
Exercisable at end of year	-	-	4,000	20.00	4,000	20.00